Note 16 - Financial Instruments and Fair Value Disclosures - Financial Assets or Liabilities Measured at Fair Value (Details) - Investments [member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Financial assets	[1]	$ 11	$ 1,179
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	11	1,179
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	0	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	$ 0	$ 0

[1]	The fair value of equity securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore equity securities are classified within Level 1 of the fair value hierarchy.